UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Massachusetts Tax-Free Fund

Class A: SQMAX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	192,453,711
Number of Portfolio Holdings	118
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	372,930
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	16%
Lease Obligations	2%
Variable Rate Demand Notes	1%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	13%
AA	51%
A	20%
BBB	7%
BB	3%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Although the Fund seeks income that is exempt from Massachusetts and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMATF-TSRS-A

R-102967-2 (11/25)

DWS Massachusetts Tax-Free Fund

Class C: SQMCX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	192,453,711
Number of Portfolio Holdings	118
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	372,930
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	16%
Lease Obligations	2%
Variable Rate Demand Notes	1%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	13%
AA	51%
A	20%
BBB	7%
BB	3%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Although the Fund seeks income that is exempt from Massachusetts and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMATF-TSRS-C

R-102967-2 (11/25)

DWS Massachusetts Tax-Free Fund

Class S: SCMAX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	192,453,711
Number of Portfolio Holdings	118
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	372,930
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	16%
Lease Obligations	2%
Variable Rate Demand Notes	1%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	13%
AA	51%
A	20%
BBB	7%
BB	3%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Although the Fund seeks income that is exempt from Massachusetts and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMATF-TSRS-S

R-102967-2 (11/25)

DWS Massachusetts Tax-Free Fund

Institutional Class: DMAIX

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	192,453,711
Number of Portfolio Holdings	118
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	372,930
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	16%
Lease Obligations	2%
Variable Rate Demand Notes	1%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	13%
AA	51%
A	20%
BBB	7%
BB	3%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Although the Fund seeks income that is exempt from Massachusetts and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DMATF-TSRS-I

R-102967-2 (11/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2025
Semiannual Financial Statements and Other Information
DWS Massachusetts Tax-Free Fund

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
29	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Massachusetts Tax-Free Fund

Investment Portfolioas of September 30, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 98.9%
Massachusetts 94.4%
Attleboro, MA, General Obligation, 4.0%, 2/15/2049	4,000,000	3,659,060
Cambridge, MA, General Obligation, 4.0%, 2/15/2042	2,150,000	2,135,174
Massachusetts, Clean Water Trust, State Revolving Fund:
Series 25B, 5.0%, 2/1/2042	300,000	321,890
Series 25B, 5.0%, 2/1/2043	1,000,000	1,067,184
Series 25B, 5.0%, 2/1/2044	300,000	318,707
Massachusetts, Development Finance Agency Revenue Bond, CHF Merrimack, Inc.:
Series A, 144A, 5.0%, 7/1/2054	1,200,000	1,128,468
Series A, 144A, 5.0%, 7/1/2060	1,100,000	1,019,357
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group:
144A, 5.0%, 10/1/2047	1,000,000	975,476
144A, 5.0%, 10/1/2057	2,000,000	1,892,358
Massachusetts, Development Finance Agency Revenue, Care Communities LLC Obligated Group, Series A-1, 144A, 6.5%, 7/15/2060	1,000,000	1,005,387
Massachusetts, Development Finance Agency Revenue, President and Fellows of Harvard College:
Series B, 5.0%, 2/15/2033	1,375,000	1,600,711
Series A-2, 5.0% (a), 5/15/2055	1,335,000	1,551,297
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc., Tufts University Student Housing Project, 5.5%, 6/1/2050	1,000,000	1,064,759
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	2,949,717
Massachusetts, Educational Financing Authority Revenue, Series B, AMT, 5.0%, 7/1/2028	1,750,000	1,828,334
Massachusetts, General Obligation:
Series B, 3.0%, 4/1/2048	2,000,000	1,509,718
Series B, 4.0%, 2/1/2042	1,000,000	965,266
Series D, 5.0%, 7/1/2048	5,000,000	5,149,839
Series A, 5.0%, 5/1/2053	4,820,000	4,997,376
Series B, 5.0%, 5/1/2054	1,500,000	1,560,111
Series C, 5.25%, 10/1/2047	2,500,000	2,642,540
Massachusetts, Massachusetts Municipal Wholesale Electric Co., Project 2015A, Series A, 4.0%, 7/1/2051	1,000,000	905,664
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	3

	Principal Amount ($)	Value ($)
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2043	4,960,000	5,013,806
Series B, 5.25%, 7/1/2054	1,665,000	1,770,100
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 2.65% (b), 10/7/2025, LOC: TD Bank NA	150,000	150,000
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	980,809	702,564
Series A, 5.0%, 7/1/2044	1,500,000	1,457,352
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group, Series G, 4.0%, 7/1/2046	3,325,000	2,891,887
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	494,209
5.0%, 7/1/2040	1,750,000	1,760,111
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,022,948
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	792,317
Series N, 5.5%, 7/1/2050, INS: AG	1,500,000	1,607,834
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	356,774
Series B-2, 4.0%, 10/1/2048	1,500,000	1,384,255
Massachusetts, State Development Finance Agency Revenue, Brandeis University:
Series S-1, 5.0%, 10/1/2040	665,000	692,713
Series T, 5.0% (a), 10/1/2055	1,125,000	1,259,202
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group, Series I, 5.0%, 7/1/2036	1,000,000	1,008,370
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc.:
4.0%, 12/1/2042	490,000	436,151
5.0%, 12/1/2042	1,050,000	1,052,739
Massachusetts, State Development Finance Agency Revenue, Children’s Hospital Corp. Obligated Group, Series T, 5.25%, 3/1/2054	2,000,000	2,105,061
Massachusetts, State Development Finance Agency Revenue, Franklin W Olin College of Engineering, Inc., Series G, 5.25%, 11/1/2051	2,000,000	2,093,331
The accompanying notes are an integral part of the financial statements.

4	|	DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	1,000,000	904,592
Massachusetts, State Development Finance Agency Revenue, Lasell Village, Inc.:
5.25%, 7/1/2050	1,000,000	1,002,810
5.25%, 7/1/2055	1,000,000	993,842
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group:
Series 2021, 4.0%, 1/1/2036	400,000	396,585
144A, 4.0%, 1/1/2051	1,045,000	879,502
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	411,373
Series B, 4.0%, 7/1/2050	2,825,000	2,285,199
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	697,223
Series A, 5.0%, 10/1/2042	2,000,000	2,143,981
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	1,000,000	905,948
Series S-1, 5.0%, 7/1/2037	1,405,000	1,451,868
Series D, 5.0%, 7/1/2047	2,000,000	2,085,237
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	996,661
5.25%, 1/1/2050	2,675,000	2,440,314
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	837,743
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,895,000	1,414,439
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,225,000	2,238,577
5.0%, 7/1/2036	2,450,000	2,459,422
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	897,272
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	2,500,000	2,521,203
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series L, 5.0%, 7/1/2029	785,000	838,805
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,781,947
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	5

	Principal Amount ($)	Value ($)
5.0%, 6/1/2031	1,845,000	1,945,652
5.0%, 6/1/2032	470,000	494,183
5.0%, 6/1/2048	3,500,000	3,526,184
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	492,276
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	75,000	74,499
Series B, AMT, 4.25%, 7/1/2032	550,000	559,538
Series B, AMT, 5.0%, 7/1/2030	2,725,000	2,915,943
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	2,100,000	2,067,008
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 5.0%, 11/1/2035	500,000	592,904
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 2.9% (b), 10/7/2025, LOC: TD Bank NA	2,900,000	2,900,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,779,193
Series M, 5.5%, 2/15/2028	3,000,000	3,215,237
Massachusetts, State Housing Finance Agency Revenue:
Series 223, 3.0%, 6/1/2047	2,320,000	2,295,604
Series 215, 4.0%, 12/1/2050	1,330,000	1,346,522
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	720,000	713,110
Series 220, 3.0%, 12/1/2050	1,570,000	1,554,376
Series 222, 3.0%, 6/1/2051	720,000	709,799
Series 224, 5.0%, 6/1/2050	600,000	624,220
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,021,722
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,219,059
Series A, 5.0%, 7/1/2040	3,500,000	3,502,148
Series B, 5.0%, 7/1/2044	2,500,000	2,551,230
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,621,190
Series A, AMT, 5.0%, 7/1/2033	895,000	946,219
Series A, AMT, 5.0%, 7/1/2034	2,750,000	2,895,301
Series A, AMT, 5.0%, 7/1/2035	1,000,000	1,047,978
The accompanying notes are an integral part of the financial statements.

6	|	DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.0%, 8/15/2045	1,400,000	1,454,180
Series A, 5.5%, 2/15/2055	1,000,000	1,087,426
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,521,785
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,241,650
Series B, 5.0%, 6/1/2046	1,125,000	1,158,541
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	6,005,000	6,951,853
Massachusetts, State Water Resources Authority:
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,021,799
Series B, 5.0%, 8/1/2042	1,250,000	1,331,749
Series B, 5.0%, 8/1/2043	620,000	657,221
Series B, 5.25%, 8/1/2031, INS: AG	5,130,000	5,944,951
Series B, 5.25%, 8/1/2032, INS: AG	2,000,000	2,353,864
Massachusetts, Town of Winchester, General Obligation, 4.0%, 3/15/2039	835,000	852,763
Somerville, MA, General Obligation:
4.0%, 5/1/2047	1,000,000	958,305
5.0%, 5/1/2026	265,000	269,185
University of Massachusetts, State Building Authority Revenue, Series 3, 5.0%, 11/1/2037	3,000,000	3,094,322
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AG	2,205,000	2,209,649
		181,604,998
Guam 2.2%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	600,000	620,964
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	676,405
Series A, 5.0%, 7/1/2043	975,000	1,001,255
Series A, 5.0%, 1/1/2046	885,000	900,148
Series A, 5.0%, 1/1/2050	180,000	180,089
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	320,272
Series A, 5.0%, 10/1/2038	285,000	288,900
Series A, 5.0%, 10/1/2040	200,000	201,857
		4,189,890
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	7

	Principal Amount ($)	Value ($)
Puerto Rico 2.3%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	949,962
Series A1, 4.0%, 7/1/2041	622,702	558,239
Series A1, 4.0%, 7/1/2046	1,772,826	1,532,214
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,500,000	1,449,889
		4,490,304
Total Municipal Investments (Cost $194,149,767)		190,285,192

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $194,149,767)	98.9	190,285,192
Other Assets and Liabilities, Net	1.1	2,168,519
Net Assets	100.0	192,453,711

(a)
Variable or floating rate security. These securities are shown at their current rate as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of September 30, 2025. Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

8	|	DWS Massachusetts Tax-Free Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$190,285,192	$—	$190,285,192
Total	$—	$190,285,192	$—	$190,285,192

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	9

Statement of Assets and Liabilities
as of September 30, 2025 (Unaudited)

Assets
Investment in securities, at value (cost $194,149,767)	$190,285,192
Cash	30,941
Receivable for investments sold	640,523
Receivable for Fund shares sold	151,036
Interest receivable	2,436,806
Other assets	30,165
Total assets	193,574,663
Liabilities
Line of credit loan payable	150,000
Payable for Fund shares redeemed	694,840
Distributions payable	103,624
Accrued management fee	39,965
Accrued Trustees' fees	2,633
Other accrued expenses and payables	129,890
Total liabilities	1,120,952
Net assets, at value	$192,453,711
Net Assets Consist of
Distributable earnings (loss)	(22,152,129)
Paid-in capital	214,605,840
Net assets, at value	$192,453,711
The accompanying notes are an integral part of the financial statements.

10	|	DWS Massachusetts Tax-Free Fund

Statement of Assets and Liabilities as of September 30, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($22,027,432 ÷ 1,692,043 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.02
Maximum offering price per share (100 ÷ 97.25 of $13.02)	$13.39
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($296,689 ÷ 22,799 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.01
Class S
Net Asset Value, offering and redemption price per share ($153,087,363 ÷ 11,759,880 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.02
Institutional Class
Net Asset Value, offering and redemption price per share ($17,042,227 ÷ 1,308,844 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.02
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	11

Statement of Operations
for the six months ended September 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$3,728,856
Expenses:
Management fee	389,893
Administration fee	94,549
Services to shareholders	138,989
Distribution and service fees	29,825
Custodian fee	1,830
Professional fees	60,505
Reports to shareholders	10,949
Registration fees	28,426
Trustees' fees and expenses	4,026
Interest expense	23
Other	3,453
Total expenses before expense reductions	762,468
Expense reductions	(150,491)
Total expenses after expense reductions	611,977
Net investment income	3,116,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,237,202)
Change in net unrealized appreciation (depreciation) on investments	2,184,412
Net gain (loss)	947,210
Net increase (decrease) in net assets resulting from operations	$4,064,089
The accompanying notes are an integral part of the financial statements.

12	|	DWS Massachusetts Tax-Free Fund

Statements of Changes in Net Assets
	Six Months Ended September 30, 2025	Year Ended March 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$3,116,879	$6,490,327
Net realized gain (loss)	(1,237,202)	(1,215,669)
Change in net unrealized appreciation (depreciation)	2,184,412	(2,875,958)
Net increase (decrease) in net assets resulting from operations	4,064,089	2,398,700
Distributions to shareholders:
Class A	(331,813)	(715,766)
Class C	(4,722)	(13,596)
Class S	(2,448,020)	(5,029,685)
Institutional Class	(300,071)	(588,149)
Total distributions	(3,084,626)	(6,347,196)
Fund share transactions:
Proceeds from shares sold	9,157,893	12,397,664
Reinvestment of distributions	2,671,926	5,513,136
Payments for shares redeemed	(22,835,492)	(42,534,164)
Net increase (decrease) in net assets from Fund share transactions	(11,005,673)	(24,623,364)
Increase (decrease) in net assets	(10,026,210)	(28,571,860)
Net assets at beginning of period	202,479,921	231,051,781
Net assets at end of period	$192,453,711	$202,479,921

The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	13

Financial Highlights
DWS Massachusetts Tax-Free Fund — Class A
	Six Months Ended 9/30/25	Years Ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$12.94	$13.19	$13.14	$13.77	$14.70	$14.38
Income (loss) from investment operations:
Net investment income	.19	.36	.33	.31	.27	.30
Net realized and unrealized gain (loss)	.08	(.26 )	.05	(.63 )	(.93 )	.32
Total from investment operations	.27	.10	.38	(.32 )	(.66 )	.62
Less distributions from:
Net investment income	(.19 )	(.35 )	(.33 )	(.31 )	(.27 )	(.30 )
Net asset value, end of period	$13.02	$12.94	$13.19	$13.14	$13.77	$14.70
Total Return (%)[a,b]	2.11 *	.76	2.97	(2.28)	(4.56)	4.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	23	30	38	50	59
Ratio of expenses before expense reductions (including interest expense) (%)	.95 **	.93	.92	.91	.91	.94 [c]
Ratio of expenses after expense reductions (including interest expense) (%)	.85 **	.85	.85	.86	.86	.86 [c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.85 **	.85	.85	.86	.86	.85
Ratio of net investment income (%)	2.98 **	2.73	2.60	2.40	1.86	2.02
Portfolio turnover rate (%)	20 *	32	52	66	29	30

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Massachusetts Tax-Free Fund

DWS Massachusetts Tax-Free Fund — Class C
	Six Months Ended 9/30/25	Years Ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$12.94	$13.18	$13.13	$13.77	$14.69	$14.37
Income (loss) from investment operations:
Net investment income	.14	.26	.23	.21	.16	.19
Net realized and unrealized gain (loss)	.07	(.25 )	.05	(.64 )	(.92 )	.32
Total from investment operations	.21	.01	.28	(.43 )	(.76 )	.51
Less distributions from:
Net investment income	(.14 )	(.25 )	(.23 )	(.21 )	(.16 )	(.19 )
Net asset value, end of period	$13.01	$12.94	$13.18	$13.13	$13.77	$14.69
Total Return (%)[a,b]	1.65 *	.08	2.20	(3.08)	(5.21)	3.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	1	1	1	2	5
Ratio of expenses before expense reductions (including interest expense) (%)	1.79 **	1.74	1.71	1.68	1.66	1.71 [c]
Ratio of expenses after expense reductions (including interest expense) (%)	1.60 **	1.60	1.60	1.61	1.61	1.61 [c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.60 **	1.60	1.60	1.61	1.61	1.60
Ratio of net investment income (%)	2.22 **	1.98	1.85	1.64	1.11	1.28
Portfolio turnover rate (%)	20 *	32	52	66	29	30

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	15

DWS Massachusetts Tax-Free Fund — Class S
	Six Months Ended 9/30/25	Years Ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$12.94	$13.19	$13.14	$13.77	$14.70	$14.38
Income (loss) from investment operations:
Net investment income	.20	.39	.36	.34	.31	.33
Net realized and unrealized gain (loss)	.08	(.26 )	.05	(.63 )	(.93 )	.32
Total from investment operations	.28	.13	.41	(.29 )	(.62 )	.65
Less distributions from:
Net investment income	(.20 )	(.38 )	(.36 )	(.34 )	(.31 )	(.33 )
Net asset value, end of period	$13.02	$12.94	$13.19	$13.14	$13.77	$14.70
Total Return (%)[a]	2.24 *	1.01	3.22	(2.03)	(4.32)	4.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	153	159	179	181	237	282
Ratio of expenses before expense reductions (including interest expense) (%)	.76 **	.74	.73	.72	.72	.75 [b]
Ratio of expenses after expense reductions (including interest expense) (%)	.60 **	.60	.60	.61	.61	.61 [b]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60 **	.60	.60	.61	.61	.61
Ratio of net investment income (%)	3.23 **	2.98	2.86	2.64	2.11	2.27
Portfolio turnover rate (%)	20 *	32	52	66	29	30

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Massachusetts Tax-Free Fund

DWS Massachusetts Tax-Free Fund — Institutional Class
	Six Months Ended 9/30/25	Years Ended March 31,				Period Ended
	(Unaudited)	2025	2024	2023	2022	3/31/21[a]
Selected Per Share Data
Net asset value, beginning of period	$12.94	$13.19	$13.14	$13.78	$14.70	$14.84
Income (loss) from investment operations:
Net investment income	.20	.39	.36	.34	.31	.11
Net realized and unrealized gain (loss)	.08	(.26 )	.05	(.64 )	(.92 )	(.14 )
Total from investment operations	.28	.13	.41	(.30 )	(.61 )	(.03 )
Less distributions from:
Net investment income	(.20 )	(.38 )	(.36 )	(.34 )	(.31 )	(.11 )
Net asset value, end of period	$13.02	$12.94	$13.19	$13.14	$13.78	$14.70
Total Return (%)[b]	2.24 *	1.01	3.23	(2.10)	(4.25)	(.22 )*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	20	21	13	24	6
Ratio of expenses before expense reductions (%)	.74 **	.72	.68	.66	.69	.66 **
Ratio of expenses after expense reductions (%)	.60 **	.60	.60	.61	.61	.61 **
Ratio of net investment income (%)	3.23 **	2.98	2.85	2.65	2.12	2.22 **
Portfolio turnover rate (%)	20 *	32	52	66	29	30 [c]

[a]	For the period from December 1, 2020 (commencement of operations) to March 31, 2021.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Represents the Fund’s portfolio turnover rate for the year ended March 31, 2021.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	17

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Massachusetts Tax-Free Fund (the “Fund” ) is a non-diversified series of Deutsche DWS State Tax-Free Income Series (the “Series” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the Commonwealth of Massachusetts.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

18	|	DWS Massachusetts Tax-Free Fund

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

DWS Massachusetts Tax-Free Fund	|	19

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund may invest in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an

20	|	DWS Massachusetts Tax-Free Fund

inverse relationship to changes in short-term market interest rates. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond Trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions, if any, as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, when interest rates increase, the interest payment to the inverse floater will generally decrease and the value of inverse floaters may decrease significantly. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

DWS Massachusetts Tax-Free Fund	|	21

The Fund did not invest in inverse floaters during the period.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At March 31, 2025, the Fund had net tax basis capital loss carryforwards of $17,395,673, including short-term losses ($9,483,186) and long-term losses ($7,912,487), which may be applied against realized net taxable capital gains indefinitely.
At September 30, 2025, the aggregate cost of investments for federal income tax purposes was $194,509,245. The net unrealized depreciation for all investments based on tax cost was $4,224,053. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $3,693,119 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,917,172.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to tax treatments related to investments in certain debt securities and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

22	|	DWS Massachusetts Tax-Free Fund

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended September 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $40,141,847 and $49,844,288, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.400%
Next $750 million of such net assets	.370%
Next $1.5 billion of such net assets	.350%
Next $2.5 billion of such net assets	.330%
Next $2.5 billion of such net assets	.300%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.260%
Over $12.5 billion of such net assets	.250%

DWS Massachusetts Tax-Free Fund	|	23

Accordingly, for the six months ended September 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.
For the period from April 1, 2025 through July 31, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.85%
Class C	1.60%
Class S	.60%
Institutional Class	.60%
Effective August 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.84%
Class C	1.59%
Class S	.59%
Institutional Class	.59%
For the six months ended September 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$12,189
Class C	418
Class S	124,471
Institutional Class	13,413
$150,491
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

24	|	DWS Massachusetts Tax-Free Fund

monthly. For the six months ended September 30, 2025, the Administration Fee was $94,549, of which $15,354 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2025
Class A	$506	$166
Class C	118	36
Class S	11,895	4,181
Institutional Class	87	28
	$12,606	$4,411
In addition, for the six months ended September 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$10,187
Class C	296
Class S	99,247
Institutional Class	11,712
$121,442
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended September 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2025
Class C	$1,619	$192

DWS Massachusetts Tax-Free Fund	|	25

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended September 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2025	Annualized Rate
Class A	$27,699	$9,503.25%
Class C	507	507.24%
	$28,206	$10,010
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended September 30, 2025 aggregated $255.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended September 30, 2025, the CDSC for Class C shares aggregated $20. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended September 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $683, of which $370 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended September 30, 2025, the Fund engaged in securities purchases of $8,450,000 and securities sales of $9,945,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

26	|	DWS Massachusetts Tax-Free Fund

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.
At September 30, 2025, the Fund had a $150,000 outstanding loan. Interest expense incurred on the borrowings was $23 for the six months ended September 30, 2025. The average dollar amount of the borrowings was $150,000, the weighted average interest rate on these borrowings was 5.52%, and the Fund had a loan outstanding for 1 day throughout the period. The borrowings were valued at cost, which approximates fair value.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	130,938	$1,662,751	94,935	$1,249,094
Class C	554	7,092	4,497	59,077
Class S	317,187	4,042,820	467,043	6,147,348
Institutional Class	270,774	3,445,230	374,931	4,942,145
		$9,157,893		$12,397,664
Shares issued to shareholders in reinvestment of distributions
Class A	21,620	$275,903	44,279	$581,780
Class C	168	2,141	602	7,904
Class S	168,218	2,146,828	338,544	4,447,934
Institutional Class	19,364	247,054	36,189	475,518
		$2,671,926		$5,513,136

DWS Massachusetts Tax-Free Fund	|	27

	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(235,848)	$(3,015,576)	(621,335)	$(8,190,730)
Class C	(16,927)	(216,551)	(46,636)	(613,910)
Class S	(1,015,884)	(12,958,983)	(2,077,691)	(27,319,756)
Institutional Class	(521,465)	(6,644,382)	(488,577)	(6,409,768)
		$(22,835,492)		$(42,534,164)
Net increase (decrease)
Class A	(83,290)	$(1,076,922)	(482,121)	$(6,359,856)
Class C	(16,205)	(207,318)	(41,537)	(546,929)
Class S	(530,479)	(6,769,335)	(1,272,104)	(16,724,474)
Institutional Class	(231,327)	(2,952,098)	(77,457)	(992,105)
		$(11,005,673)		$(24,623,364)

28	|	DWS Massachusetts Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Massachusetts Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Massachusetts Tax-Free Fund	|	29

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

30	|	DWS Massachusetts Tax-Free Fund

December 31, 2024). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.

DWS Massachusetts Tax-Free Fund	|	31

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DMATF-BFE2025

32	|	DWS Massachusetts Tax-Free Fund

DMATF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/28/2025